Offerings	Jul. 09, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
*	Co-Registrant
(1)
A subsidiary of Viper Energy, Inc., Viper Energy Partners LLC, which is named as a
Co-Registrant
in this Registration Statement, will be the issuer of the debt securities registered hereunder. Viper Energy, Inc. will fully and unconditionally guarantee Viper Energy Partners LLC’s payment obligations under any series of debt securities registered hereunder. Following the consummation of the pending acquisition of Sitio Royalties Corp., the payment obligations under any series of debt securities registered hereunder will be jointly and severally fully and unconditionally guaranteed by both Viper Energy, Inc. and New Cobra Pubco, Inc. No additional consideration will be received for the guarantees and, in accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of the debt securities being registered.

(2)
There is to be registered hereunder such indeterminate number or amount of debt securities or guarantees of debt securities as may from time to time be issued by the registrants at indeterminate prices.

(3)	In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the registrants hereby defer payment of the registration fee required in connection with this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of Debt Securities
Offering Note
*	Co-Registrant
(1)
A subsidiary of Viper Energy, Inc., Viper Energy Partners LLC, which is named as a
Co-Registrant
in this Registration Statement, will be the issuer of the debt securities registered hereunder. Viper Energy, Inc. will fully and unconditionally guarantee Viper Energy Partners LLC’s payment obligations under any series of debt securities registered hereunder. Following the consummation of the pending acquisition of Sitio Royalties Corp., the payment obligations under any series of debt securities registered hereunder will be jointly and severally fully and unconditionally guaranteed by both Viper Energy, Inc. and New Cobra Pubco, Inc. No additional consideration will be received for the guarantees and, in accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of the debt securities being registered.

(2)
There is to be registered hereunder such indeterminate number or amount of debt securities or guarantees of debt securities as may from time to time be issued by the registrants at indeterminate prices.

(3)	In reliance on Rule 456(b) and Rule 457(r) under the Securities Act, the registrants hereby defer payment of the registration fee required in connection with this Registration Statement.